Other Components of Equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement of changes in equity [abstract]
Currency translation reserve	$ 679.5	₨ 51,422.5	₨ 28,388.6	₨ 49,388.8
Available-for-sale investments reserve				1,422.1
Investments reserve	5.2	391.0	1,785.5
Hedging reserve	(554.2)	(41,937.1)	(60,668.2)	(39,224.0)
Cost of hedge reserve	(58.5)	(4,428.7)	(2,873.9)	(4,473.1)
Debt reserve	11.7	886.3
Total	$ 83.7	₨ 6,334.0	₨ (33,368.0)	₨ 7,113.8